BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.1	₪ 0.1
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	18,949,968	6,290,244
Ordinary shares, shares outstanding	18,949,968	6,290,244